Equity reserves (Details 3) - $ / shares		12 Months Ended
	Jun. 12, 2024	Dec. 31, 2024
Statement [Line Items]
Option outstanding	240,000
Exercise price	$ 4.16
Stock Option Activity
Statement [Line Items]
Option outstanding		1,346,838
Weighted average remaining contractual life		1 year 10 months 2 days
Number of option, exercisable		1,346,838
Weighted average remaining contractual life,exercisable		1 year 10 months 2 days
June 30, 2026 | Stock Option Activity
Statement [Line Items]
Option outstanding		680,703
Exercise price		$ 3.25
Weighted average remaining contractual life		1 year 6 months
Number of option, exercisable		680,703
Weighted average remaining contractual life,exercisable		1 year 6 months
March 9, 2027 | Stock Option Activity
Statement [Line Items]
Option outstanding		666,135
Exercise price		$ 4.16
Weighted average remaining contractual life		2 years 2 months 8 days
Number of option, exercisable		666,135
Weighted average remaining contractual life,exercisable		2 years 2 months 8 days